Employee Benefits - Defined Benefit Pension Plans - Amounts Recognized in Consolidated Statements of Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 7,959	¥ 16,262	¥ 11,407
Japan
Disclosure of defined benefit plans [line items]
Defined benefit costs	(2,696)	4,769	4,621
Foreign
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 10,655	¥ 11,493	¥ 6,786